Right-of-Use Assets	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-Use Assets
16.
RIGHT-OF-USE ASSETS

		Plant and
	Offices	equipment	Total
COST
As of January 1, 2022	$2,367	$62	$2,429
Additions	538	10	548
Derecognized upon end of lease term	(40)	(13)	(53)
As of December 31, 2022	2,865	59	2,924
Additions	—	12	12
Derecognized upon end of lease term	(291)	(46)	(337)
As of December 31, 2023	2,574	25	2,599
ACCUMULATED DEPRECIATION
As of January 1, 2022	(1,349)	(44)	(1,393)
Provided for the year	(579)	(14)	(593)
Derecognized upon end of lease term	40	13	53
As of December 31, 2022	(1,888)	(45)	(1,933)
Provided for the year	(568)	(19)	(587)
Derecognized upon end of lease term and foreign exchange effect	296	50	346
As of December 31, 2023	(2,160)	(14)	(2,174)
CARRYING VALUES
As of December 31, 2022	$977	$14	$991
As of December 31, 2023	$414	$11	$425

The right-of-use assets are depreciated over the lease terms using straight-line method.

	Years ended December 31,
	2021	2022	2023
Expense relating to short-term leases	$56	$96	$122
Total cash outflow for leases	$667	$782	$566

Lease contracts are entered into for fixed terms of 12 months to 60 months, without extension and termination options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. In determining the lease term and assessing the length of the non-cancellable period, the Group applies the definition of a contract and determines the period for which the contract is enforceable.

The Group regularly entered into short-term leases for plant and equipment and laboratory premises. As of December 31, 2022 and 2023, the portfolio of short-term leases is similar to the portfolio of short-term leases to which the short-term lease expense disclosed above.

Restrictions or covenants on leases

In addition, lease liabilities of $991 and $425 are recognized with related right-of-use assets of $991 and $425 as of December 31, 2022 and 2023, respectively. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.